Share-Based Compensation - Summary of Compensation Expenses Recognized for Share-Based Awards (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	¥ 9,873	¥ 3,820
Related to management's RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	8,194	3,820
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	1,679
General and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	8,620	¥ 3,820
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	731
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	347
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	¥ 175